Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

December 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche California Tax-Free Income Fund and Deutsche New York Tax-Free Income Fund (together, the “Funds”), each a series of Deutsche State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549; 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 29, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/ James M. Wall

James M. Wall

Director & Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.